IMPAIRMENT (Details) - Schedule of Movement in Impairment Charges - Impairment charged to the income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
IMPAIRMENT (Details) - Schedule of Movement in Impairment Charges [Line Items]
Total impairment losses on loans and receivables	£ 690	£ 592
Impairment of available-for-sale financial assets	6	173
Other credit risk provisions	(9)	(13)
Total impairment charged to the income statement	687	752
Loans and advances to customers [member]
IMPAIRMENT (Details) - Schedule of Movement in Impairment Charges [Line Items]
Impairment losses on loans and receivables	696	£ 592
Debt securities classified as loans and receivables [member]
IMPAIRMENT (Details) - Schedule of Movement in Impairment Charges [Line Items]
Impairment losses on loans and receivables	£ (6)